Trade Accounts Receivable - Schedule of Trade Accounts Receivable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Trade Accounts Receivable [Abstract]
Trade accounts receivable	R$ 16,987	R$ 14,852
Allowance for expected credit losses	(1,264)	(589)
Trade accounts receivable, net	R$ 15,723	R$ 14,263